UNAUDTED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary stock, par value	$ 0.01	$ 0.01
Ordinary stock, shares authorized	200,000,000	200,000,000
Ordinary stock, shares issued	17,359,442	5,160,671
Ordinary stock, shares outstanding	17,359,442	5,160,671